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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1355

The Alger Funds II

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. Schedule of Investments.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—97.9%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	178,292	$57,053
AEROSPACE & DEFENSE—4.4%
Honeywell International, Inc.+	1,799,000	209,277,670
Lockheed Martin Corp.	94,855	23,972,704
TransDigm Group, Inc.*	21,000	5,869,920
		239,120,294
AIRLINES—0.7%
Delta Air Lines, Inc.	86,300	3,344,125
Southwest Airlines Co.	792,200	29,319,322
Spirit Airlines, Inc.*	96,600	4,129,650
		36,793,097
ALTERNATIVE CARRIERS—0.8%
Level 3 Communications, Inc.*	322,200	16,303,320
Zayo Group Holdings, Inc.*	895,100	25,331,330
		41,634,650
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Hanesbrands, Inc.	687,300	18,323,418
PVH Corp.	173,035	17,486,917
Under Armour, Inc., Cl. A*	319,700	12,615,362
		48,425,697
APPAREL RETAIL—0.3%
The TJX Cos., Inc.	221,498	18,100,817
APPLICATION SOFTWARE—2.1%
Adobe Systems, Inc.*	500,500	48,978,930
salesforce.com, Inc.*	836,621	68,435,598
		117,414,528
AUTO PARTS & EQUIPMENT—1.5%
Delphi Automotive PLC.	800,373	54,281,297
Lear Corp.	126,600	14,362,770
WABCO Holdings, Inc.*	117,797	11,811,505
		80,455,572
AUTOMOBILE MANUFACTURERS—0.2%
Tesla Motors, Inc.*	57,007	13,384,674
BIOTECHNOLOGY—5.1%
ACADIA Pharmaceuticals, Inc.*	498,261	18,455,587
Alexion Pharmaceuticals, Inc.*	120,400	15,483,440
Biogen, Inc.*+	176,080	51,050,874
BioMarin Pharmaceutical, Inc.*	438,094	43,555,306
Celgene Corp.*	592,700	66,495,013
Gilead Sciences, Inc.	329,647	26,197,047
Incyte Corp.*	110,900	10,004,289
Vertex Pharmaceuticals, Inc.*+	499,728	48,473,616
		279,715,172
BREWERS—1.5%
Molson Coors Brewing Co., Cl. B	823,900	84,169,624
BROADCASTING—1.5%
CBS Corp., Cl. B	1,564,600	81,703,412

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—0.2%
Fortune Brands Home & Security, Inc.	136,240	$8,619,905
CABLE & SATELLITE—2.1%
Comcast Corporation, Cl. A	1,680,755	113,030,774
CASINOS & GAMING—0.2%
Red Rock Resorts, Inc., Cl. A*	592,860	13,641,709
COMMUNICATIONS EQUIPMENT—0.5%
Palo Alto Networks, Inc.*	219,300	28,704,177
DATA PROCESSING & OUTSOURCED SERVICES—3.6%
Sabre Corp.	611,500	17,825,225
Visa, Inc., Cl. A+	2,276,081	177,648,122
		195,473,347
DRUG RETAIL—0.5%
CVS Caremark Corp.	289,481	26,840,678
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Eaton Corp., PLC.	271,300	17,203,133
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Stericycle, Inc.*	308,700	27,866,349
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Monsanto Co.	100,800	10,762,416
FOOD DISTRIBUTORS—0.2%
US Foods Holding Corp.*	493,600	11,925,376
GENERAL MERCHANDISE STORES—0.6%
Dollar General Corp.	134,164	12,710,697
Dollar Tree, Inc.*	231,800	22,320,022
		35,030,719
HEALTH CARE EQUIPMENT—3.3%
Boston Scientific Corp.*	1,256,500	30,507,820
DexCom, Inc.*	458,233	42,262,830
Edwards Lifesciences Corp.*	412,200	47,205,144
Medtronic PLC.	385,300	33,763,839
STERIS PLC.	267,122	18,952,306
Stryker Corp.	93,400	10,860,552
		183,552,491
HEALTH CARE FACILITIES—1.7%
Amsurg Corp.*	408,816	30,665,288
HCA Holdings, Inc.*	447,451	34,511,896
Universal Health Services, Inc., Cl. B	200,400	25,957,812
		91,134,996
HOME ENTERTAINMENT SOFTWARE—1.5%
Activision Blizzard, Inc.	927,900	37,264,464
Electronic Arts, Inc.*	583,658	44,544,779
		81,809,243
HOME IMPROVEMENT RETAIL—1.4%
Lowe's Companies, Inc.	72,400	5,957,072
The Home Depot, Inc.	526,158	72,736,082
		78,693,154
HOTELS RESORTS & CRUISE LINES—0.6%
Norwegian Cruise Line Holdings Ltd.*	696,258	29,660,591

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—(CONT.)
Royal Caribbean Cruises Ltd.	44,000	$3,187,360
		32,847,951
HOUSEWARES & SPECIALTIES—1.8%
Newell Brands, Inc.	1,838,790	96,462,923
HYPERMARKETS & SUPER CENTERS—0.7%
Costco Wholesale Corp.	230,400	38,527,488
INDUSTRIAL CONGLOMERATES—0.4%
3M Co.	17,500	3,121,300
General Electric Co.	606,722	18,893,323
		22,014,623
INDUSTRIAL GASES—0.2%
Air Products & Chemicals, Inc.	77,400	11,565,108
INTEGRATED OIL & GAS—0.3%
TOTAL SA#	300,300	14,444,430
INTEGRATED TELECOMMUNICATION SERVICES—0.9%
AT&T, Inc.	697,400	30,190,446
Verizon Communications, Inc.	374,100	20,728,881
		50,919,327
INTERNET RETAIL—5.0%
Amazon.com, Inc.*	360,853	273,818,865
NetFlix, Inc.*	25,280	2,306,800
		276,125,665
INTERNET SOFTWARE & SERVICES—14.9%
Alibaba Group Holding Ltd.#*	459,400	37,891,312
Alphabet, Inc., Cl. C*+	529,152	406,806,766
comScore, Inc.*	543,790	14,111,351
Facebook, Inc., Cl. A*+	2,069,618	256,508,455
LinkedIn Corp., Cl. A*	93,600	18,039,528
Palantir Technologies, Inc., Cl. A*,@	348,292	3,831,212
Stamps.com, Inc.*	247,245	18,742,407
Yahoo! Inc.*	1,582,395	60,431,665
		816,362,696
INVESTMENT BANKING & BROKERAGE—0.7%
Morgan Stanley	1,001,459	28,771,917
The Goldman Sachs Group, Inc.	70,600	11,211,986
		39,983,903
LEISURE PRODUCTS—0.5%
Coach, Inc.	576,500	24,852,915
LIFE SCIENCES TOOLS & SERVICES—1.9%
Thermo Fisher Scientific, Inc.+	651,414	103,470,600
MANAGED HEALTH CARE—2.9%
Aetna, Inc.	83,777	9,651,948
Centene Corp.*	295,200	20,826,360
Humana, Inc.	41,000	7,074,550
UnitedHealth Group, Inc.	864,424	123,785,517
		161,338,375
METAL & GLASS CONTAINERS—0.2%
Ball Corp.	152,100	10,748,907

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—0.3%
Time Warner, Inc.	186,400	$14,287,560
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	540,630	23,603,906
Weatherford International PLC.*	1,333,100	7,572,008
		31,175,914
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Anadarko Petroleum Corp.	545,700	29,757,021
EOG Resources, Inc.	345,200	28,202,840
Pioneer Natural Resources Co.	85,207	13,852,102
		71,811,963
PACKAGED FOODS & MEATS—0.8%
Pinnacle Foods, Inc.	363,300	18,241,293
The Kraft Heinz Co.	114,657	9,905,218
The WhiteWave Foods Co.*	254,800	14,138,852
		42,285,363
PHARMACEUTICALS—5.4%
Allergan PLC.*+	685,166	173,312,740
Bristol-Myers Squibb Co.+	1,262,025	94,412,090
Eli Lilly & Co.	359,117	29,767,208
		297,492,038
RAILROADS—0.3%
Union Pacific Corp.	173,547	16,148,548
RESEARCH & CONSULTING SERVICES—0.5%
Verisk Analytics, Inc., Cl. A*	300,900	25,660,752
RESTAURANTS—0.5%
McDonald's Corp.	37,222	4,379,168
Starbucks Corp.+	404,060	23,455,683
		27,834,851
SECURITY & ALARM SERVICES—0.4%
Tyco International PLC.	538,905	24,557,901
SEMICONDUCTOR EQUIPMENT—0.7%
ASML Holding NV#	325,379	35,668,046
SEMICONDUCTORS—3.7%
Broadcom Ltd.	708,920	114,830,862
Microsemi Corp.*	533,131	20,792,109
NXP Semiconductors NV*	625,740	52,618,477
Skyworks Solutions, Inc.	232,625	15,357,902
		203,599,350
SOFT DRINKS—2.0%
Monster Beverage Corp.*	61,905	9,943,800
PepsiCo, Inc.+	924,715	100,719,958
		110,663,758
SPECIALIZED CONSUMER SERVICES—0.5%
ServiceMaster Global Holdings, Inc.*	685,000	25,913,550
SPECIALIZED FINANCE—0.2%
S&P Global, Inc.	100,601	12,293,442
SPECIALTY CHEMICALS—0.2%
The Sherwin-Williams Co.	44,600	13,367,958

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY STORES—0.5%
Dick's Sporting Goods, Inc.	121,800	$6,247,122
Signet Jewelers Ltd.	238,198	20,939,986
		27,187,108
SYSTEMS SOFTWARE—5.5%
Microsoft Corp.+	4,212,075	238,740,411
Red Hat, Inc.*	186,600	14,049,114
ServiceNow, Inc.*	609,800	45,686,216
TubeMogul, Inc.*	368,953	4,135,963
		302,611,704
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.9%
Apple, Inc.+	2,464,695	256,845,866
Western Digital Corp.	243,700	11,578,187
		268,424,053
TOBACCO—1.9%
Altria Group, Inc.	828,100	56,062,370
Philip Morris International, Inc.	488,800	49,007,088
		105,069,458
TRADING COMPANIES & DISTRIBUTORS—0.7%
HD Supply Holdings, Inc.*	994,071	35,975,429
TRUCKING—0.2%
Old Dominion Freight Line, Inc.*	126,500	8,811,990
TOTAL COMMON STOCKS
(Cost $4,659,553,224)		5,365,768,704
PREFERRED STOCKS—0.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., Cl. A*,@,(a)	1,537,428	491,977
Choicestream, Inc., Cl. B*,@,(a)	3,765,639	1,205,005
		1,696,982
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc.*,@,(a)	2,912,012	13,162,294
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc., Cl. B*,@	1,420,438	15,624,818
Palantir Technologies, Inc., Cl. D*,@	185,062	2,035,682
		17,660,500
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	171,099	5,654,822
TOTAL PREFERRED STOCKS
(Cost $32,736,484)		38,174,598
MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.	1,400,491	37,589,178
(Cost $44,592,358)		37,589,178
REAL ESTATE INVESTMENT TRUST—1.7%	SHARES	VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	1,047,704	30,393,893
RESIDENTIAL—0.2%
American Campus Communities, Inc.	247,900	13,403,953

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—0.9%
Crown Castle International Corp.	527,600	$51,193,028
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $85,584,792)		94,990,874
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
CONSUMER FINANCE—0.1%
JS Kred SPV I, LLC.@	2,715,111	3,090,339
(Cost $2,715,111)		3,090,339
Total Investments
(Cost $4,825,181,969)(b)	101.1%	5,539,613,693
Liabilities in Excess of Other Assets	(1.1)%	(61,549,411)
NET ASSETS	100.0%	$5,478,064,282

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
+ All or a portion of this security is held as collateral for securities sold short.
# American Depositary Receipts.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$4,921,473,945, amounted to $618,139,748 which consisted of aggregate gross unrealized appreciation of $785,967,938 and aggregate gross unrealized depreciation of $167,828,190.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Choicestream, Inc.	03/14/14	$51,705	0.00%	$57,053	0.00%
Choicestream, Inc., Cl. A	12/17/13	1,229,452	0.03%	491,977	0.01%
Choicestream, Inc., Cl. B	07/10/14	2,259,383	0.05%	1,205,005	0.02%
Intarcia Therapeutics, Inc.	03/27/14	5,541,897	0.14%	5,654,822	0.11%
JS Kred SPV I, LLC.	06/26/15	2,715,111	0.05%	3,090,339	0.06%
Palantir Technologies, Inc., Cl. A	10/07/14	2,266,336	0.05%	3,831,212	0.07%
Palantir Technologies, Inc., Cl. B	10/07/14	9,379,767	0.22%	15,624,818	0.28%
Palantir Technologies, Inc., Cl. D	10/14/14	1,221,931	0.03%	2,035,682	0.04%
Prosetta Biosciences, Inc.	02/06/15	13,104,054	0.28%	13,162,294	0.24%
Total				$45,153,202	0.83%

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—-2.3%	SHARES	VALUE
AIR FREIGHT & LOGISTICS—-0.1%
Expeditors International of Washington, Inc.	(116,600)	$(5,763,538)
ASSET MANAGEMENT & CUSTODY BANKS—-0.2%
Ameriprise Financial, Inc.	(33,900)	(3,248,976)
T. Rowe Price Group, Inc.	(43,600)	(3,082,084)
		(6,331,060)
AUTO PARTS & EQUIPMENT—-0.2%
Gentex Corp.	(625,000)	(11,043,750)
BROADCASTING—-0.1%
Scripps Networks Interactive, Inc., Cl. A	(83,700)	(5,529,222)
CASINOS & GAMING—-0.3%
Wynn Resorts Ltd.	(193,000)	(18,904,350)
DATA PROCESSING & OUTSOURCED SERVICES—-0.3%
Automatic Data Processing, Inc.	(167,970)	(14,940,931)
INDUSTRIAL MACHINERY—-0.3%
Nordson Corp.	(160,600)	(14,179,374)
INTEGRATED OIL & GAS—-0.6%
Exxon Mobil Corp.	(378,900)	(33,703,155)
RESTAURANTS—-0.1%
Restaurant Brands International, Inc.	(125,600)	(5,618,088)
SEMICONDUCTORS—0.0%
Synaptics, Inc.*	(42,062)	(2,185,121)
TRADING COMPANIES & DISTRIBUTORS—-0.1%
WW Grainger, Inc.	(35,700)	(7,812,945)
TOTAL COMMON STOCKS
(Proceeds $122,582,019)		$(126,011,534)
Total (Proceeds $122,582,019)		$(126,011,534)

* Non-income producing security.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—96.9%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	3,619	$1,158
AEROSPACE & DEFENSE—4.0%
Hexcel Corp.	21,135	912,398
Honeywell International, Inc.	15,680	1,824,054
		2,736,452
AGRICULTURAL & FARM MACHINERY—0.5%
Lindsay Corp.	4,765	334,312
AIR FREIGHT & LOGISTICS—2.6%
FedEx Corp.	5,395	873,451
United Parcel Service, Inc., Cl. B	8,430	911,283
		1,784,734
APPLICATION SOFTWARE—1.3%
SAP SE#	10,185	890,067
AUTO PARTS & EQUIPMENT—2.8%
BorgWarner, Inc.	15,730	521,921
Delphi Automotive PLC.	6,275	425,571
Johnson Controls, Inc.	20,870	958,350
		1,905,842
AUTOMOBILE MANUFACTURERS—2.2%
Tesla Motors, Inc.*	6,520	1,530,831
COMMODITY CHEMICALS—0.6%
Calgon Carbon Corp.	28,985	399,993
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	26,965	823,241
CONSTRUCTION & ENGINEERING—0.8%
AECOM*	14,585	517,622
CONSUMER ELECTRONICS—1.0%
Harman International Industries, Inc.	8,355	690,457
CONSUMER FINANCE—0.5%
Synchrony Financial	12,715	354,494
DATA PROCESSING & OUTSOURCED SERVICES—3.0%
Alliance Data Systems Corp.*	2,650	613,793
Visa, Inc., Cl. A	17,990	1,404,119
		2,017,912
DISTRIBUTORS—2.2%
LKQ Corp.*	44,600	1,533,794
DRUG RETAIL—1.7%
CVS Caremark Corp.	12,290	1,139,529
ELECTRIC UTILITIES—2.7%
Duke Energy Corp.	8,590	735,218
ITC Holdings Corp.	23,825	1,101,906
		1,837,124
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Acuity Brands, Inc.	1,340	351,656
SolarCity Corp.*	14,935	398,765
		750,421
ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
Itron, Inc.*	12,995	554,757

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ENVIRONMENTAL & FACILITIES SERVICES—5.0%
Clean Harbors, Inc.*	9,980	$513,172
Covanta Holding Corp.	32,575	521,851
Tetra Tech, Inc.	32,420	1,067,591
Waste Management, Inc.	20,020	1,323,722
		3,426,336
FOOTWEAR—2.7%
NIKE, Inc., Cl. B	33,085	1,836,218
HEALTH CARE FACILITIES—0.5%
HCA Holdings, Inc.*	4,550	350,942
HOME IMPROVEMENT RETAIL—4.3%
The Home Depot, Inc.	21,450	2,965,248
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	11,674	999,178
HYPERMARKETS & SUPER CENTERS—0.4%
Wal-Mart Stores, Inc.	3,925	286,407
INDUSTRIAL CONGLOMERATES—1.4%
General Electric Co.	29,717	925,387
INDUSTRIAL MACHINERY—3.0%
Woodward Governor Co.	16,745	980,252
Xylem, Inc.	22,265	1,064,490
		2,044,742
INTEGRATED TELECOMMUNICATION SERVICES—1.7%
Verizon Communications, Inc.	20,915	1,158,900
INTERNET RETAIL—4.8%
Amazon.com, Inc.*	4,340	3,293,235
INTERNET SOFTWARE & SERVICES—10.1%
Alphabet, Inc., Cl. A*	2,185	1,729,078
Alphabet, Inc., Cl. C*	2,191	1,684,419
eBay, Inc.*	14,945	465,686
Facebook, Inc., Cl. A*	24,255	3,006,165
		6,885,348
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	20,225	581,064
LIFE & HEALTH INSURANCE—0.9%
Lincoln National Corp.	14,780	645,443
MANAGED HEALTH CARE—2.6%
Aetna, Inc.	10,210	1,176,294
Humana, Inc.	3,515	606,513
		1,782,807
MOVIES & ENTERTAINMENT—2.0%
The Walt Disney Co.	14,595	1,400,390
PACKAGED FOODS & MEATS—1.6%
The WhiteWave Foods Co.*	19,595	1,087,327
PHARMACEUTICALS—7.7%
Allergan PLC.*	3,625	916,944
Bristol-Myers Squibb Co.	24,615	1,841,448
Johnson & Johnson	14,270	1,787,032

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—(CONT.)
Merck & Co., Inc.	12,320	$722,691
		5,268,115
RESTAURANTS—2.8%
Chipotle Mexican Grill, Inc.*	1,635	693,224
Starbucks Corp.	21,500	1,248,075
		1,941,299
SEMICONDUCTORS—3.5%
Broadcom Ltd.	2,379	385,351
ChipMOS TECHNOLOGIES Bermuda Ltd.	19,070	331,055
First Solar, Inc.*	19,105	891,821
Intel Corp.	22,085	769,883
		2,378,110
SOFT DRINKS—2.5%
The Coca-Cola Co.	38,970	1,700,261
SPECIALTY CHEMICALS—1.0%
Chemtura Corp.*	23,550	661,520
SYSTEMS SOFTWARE—2.2%
Microsoft Corp.	27,100	1,536,028
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.9%
Apple, Inc.	28,305	2,949,664
EMC Corp.	13,385	378,528
		3,328,192
TOTAL COMMON STOCKS
(Cost $43,867,101)		66,285,237
PREFERRED STOCKS—0.1%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	31,215	9,989
Choicestream, Inc., Cl. B*,@,(a)	69,819	22,342
		32,331
TOTAL PREFERRED STOCKS
(Cost $66,854)		32,331
Total Investments
(Cost $43,933,955)(b)	97.0%	66,317,568
Other Assets in Excess of Liabilities	3.0%	2,082,627
NET ASSETS	100.0%	$68,400,195

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities in Notes to Financial Statements.
* Non-income producing security.
# American Depositary Receipts.
(b)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$43,958,100, amounted to $22,359,468 which consisted of aggregate gross unrealized appreciation of $23,891,370 and aggregate gross unrealized depreciation of $1,531,902.

THE ALGER FUNDS II | ALGER GREEN FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Choicestream, Inc.	03/14/14	$1,049	0.00%	$1,158	0.00%
Choicestream, Inc., Cl. A	12/17/13	24,962	0.03%	9,989	0.02%
Choicestream, Inc., Cl. B	07/10/14	41,892	0.05%	22,342	0.03%
Total				$33,489	0.05%

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—84.4%	SHARES	VALUE
AEROSPACE & DEFENSE—3.3%
Hexcel Corp.	3,372	$145,570
TransDigm Group, Inc.*	487	136,126
		281,696
AIRLINES—1.3%
Southwest Airlines Co.	3,075	113,806
APPAREL ACCESSORIES & LUXURY GOODS—4.6%
Hanesbrands, Inc.	6,338	168,971
PVH Corp.	1,408	142,293
Under Armour, Inc., Cl. A*	1,898	74,895
		386,159
AUTO PARTS & EQUIPMENT—2.9%
Delphi Automotive PLC.	2,112	143,236
WABCO Holdings, Inc.*	991	99,368
		242,604
BIOTECHNOLOGY—1.9%
Vertex Pharmaceuticals, Inc.*	1,685	163,445
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.4%
Wabtec Corp.	1,762	120,697
DATA PROCESSING & OUTSOURCED SERVICES—7.3%
Alliance Data Systems Corp.*	592	137,119
MAXIMUS, Inc.	3,181	187,424
Sabre Corp.	7,697	224,368
Vantiv, Inc., CL. A*	1,238	67,805
		616,716
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Acuity Brands, Inc.	82	21,519
ELECTRONIC COMPONENTS—0.7%
Dolby Laboratories Inc., Cl. A	1,186	59,668
ELECTRONIC EQUIPMENT MANUFACTURERS—2.0%
FEI Co.	1,571	167,186
ENVIRONMENTAL & FACILITIES SERVICES—1.2%
Stericycle, Inc.*	1,127	101,734
FOOD DISTRIBUTORS—1.6%
Performance Food Group Co.*	5,060	138,846
GENERAL MERCHANDISE STORES—2.0%
Dollar Tree, Inc.*	1,778	171,204
HEALTH CARE EQUIPMENT—2.9%
STERIS PLC.	3,455	245,132
HEALTH CARE FACILITIES—6.4%
Amsurg Corp.*	3,407	255,559
VCA Antech, Inc.*	4,074	290,639
		546,198
HEALTH CARE TECHNOLOGY—3.1%
Medidata Solutions, Inc.*	4,969	264,102
HOME IMPROVEMENT RETAIL—1.2%
The Home Depot, Inc.	717	99,118

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—2.2%
Norwegian Cruise Line Holdings Ltd.*	4,410	$187,866
HOUSEWARES & SPECIALTIES—3.1%
Newell Brands, Inc.	4,982	261,356
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.4%
WageWorks, Inc.*	1,865	115,276
INDUSTRIAL MACHINERY—0.7%
Colfax Corp.*	1,930	56,665
INTERNET SOFTWARE & SERVICES—2.1%
Facebook, Inc., Cl. A*	1,419	175,871
LEISURE PRODUCTS—1.9%
Coach, Inc.	3,683	158,774
MANAGED HEALTH CARE—1.6%
Centene Corp.*	1,953	137,784
PHARMACEUTICALS—1.1%
Pacira Pharmaceuticals, Inc.*	2,493	90,371
RESEARCH & CONSULTING SERVICES—4.5%
CoStar Group, Inc.*	808	167,983
Verisk Analytics, Inc., Cl. A*	2,543	216,867
		384,850
SECURITY & ALARM SERVICES—2.4%
Tyco International PLC.	4,560	207,799
SEMICONDUCTORS—4.9%
Microsemi Corp.*	6,211	242,229
Skyworks Solutions, Inc.	2,604	171,916
		414,145
SPECIALIZED CONSUMER SERVICES—1.9%
ServiceMaster Global Holdings, Inc.*	4,311	163,085
SPECIALTY CHEMICALS—3.4%
Axalta Coating Systems Ltd.*	4,957	141,522
Celanese Corp.	708	44,901
The Sherwin-Williams Co.	346	103,707
		290,130
SPECIALTY STORES—0.6%
Signet Jewelers Ltd.	579	50,900
SYSTEMS SOFTWARE—4.7%
ServiceNow, Inc.*	2,978	223,112
TubeMogul, Inc.*	15,762	176,692
		399,804
TRADING COMPANIES & DISTRIBUTORS—3.1%
HD Supply Holdings, Inc.*	7,281	263,499
TRUCKING—0.7%
Old Dominion Freight Line, Inc.*	833	58,027
TOTAL COMMON STOCKS
(Cost $6,828,677)		7,156,032
MASTER LIMITED PARTNERSHIP—1.3%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
The Blackstone Group LP.	4,113	110,393
(Cost $132,024)		110,393

THE ALGER FUNDS II | ALGER MID CAP FOCUS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—5.4%	SHARES	VALUE
MORTGAGE—2.0%
Blackstone Mortgage Trust, Inc., Cl. A	5,893	$170,956
SPECIALIZED—3.4%
Crown Castle International Corp.	2,943	285,559
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $415,121)		456,515
Total Investments
(Cost $7,375,822)(a)	91.1%	7,722,940
Other Assets in Excess of Liabilities	8.9%	753,092
NET ASSETS	100.0%	$8,476,032

* Non-income producing security.
(a) At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,380,707, amounted to $342,233 which consisted of aggregate gross unrealized appreciation of $774,000 and aggregate gross unrealized depreciation of $431,767.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—81.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.8%
Honeywell International, Inc.+	13,390	$1,557,659
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Hanesbrands, Inc.+	23,785	634,108
Ralph Lauren Corp.+	8,035	788,153
		1,422,261
APPLICATION SOFTWARE—1.8%
Blackbaud, Inc.	8,395	561,206
Guidewire Software, Inc.*	5,750	353,452
salesforce.com, Inc.*	7,785	636,813
		1,551,471
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Affiliated Managers Group, Inc.*+	8,060	1,183,047
WisdomTree Investments, Inc.+	119,000	1,182,860
		2,365,907
AUTO PARTS & EQUIPMENT—0.8%
Delphi Automotive PLC.+	10,380	703,972
BIOTECHNOLOGY—5.1%
ACADIA Pharmaceuticals, Inc.*	19,335	716,168
Alexion Pharmaceuticals, Inc.*	7,020	902,772
BioMarin Pharmaceutical, Inc.*	7,595	755,095
Celgene Corp.*	6,395	717,455
Gilead Sciences, Inc.+	5,415	430,330
Incyte Corp.*	5,405	487,585
Vertex Pharmaceuticals, Inc.*+	5,040	488,880
		4,498,285
BREWERS—1.2%
Molson Coors Brewing Co., Cl. B+	10,460	1,068,594
BROADCASTING—1.3%
CBS Corp., Cl. B+	21,200	1,107,064
CABLE & SATELLITE—2.5%
Comcast Corporation, Cl. A+	33,403	2,246,352
CONSUMER FINANCE—1.4%
LendingClub Corp.*+	263,785	1,218,687
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Euronet Worldwide, Inc.*+	9,555	728,664
Sabre Corp.	17,260	503,129
Visa, Inc., Cl. A+	29,380	2,293,109
		3,524,902
ELECTRONIC MANUFACTURING SERVICES—1.1%
Trimble Navigation Ltd.*	37,130	981,717
GENERAL MERCHANDISE STORES—0.8%
Dollar Tree, Inc.*	7,495	721,694
HEALTH CARE EQUIPMENT—2.8%
Abaxis, Inc.	9,170	453,548
Cantel Medical Corp.	10,035	671,843
DexCom, Inc.*	7,380	680,658
Edwards Lifesciences Corp.*	6,045	692,273
		2,498,322

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—0.4%
Universal Health Services, Inc., Cl. B+	2,622	$339,628
HEALTH CARE SUPPLIES—1.0%
Endologix, Inc.*	16,070	226,748
Neogen Corp.*	12,475	687,996
		914,744
HEALTH CARE TECHNOLOGY—1.0%
Medidata Solutions, Inc.*	17,395	924,544
HOME ENTERTAINMENT SOFTWARE—1.0%
Activision Blizzard, Inc.	12,590	505,614
Electronic Arts, Inc.*	5,155	393,430
		899,044
HOMEBUILDING—0.5%
Lennar Corp., Cl. A	9,660	452,088
HOTELS RESORTS & CRUISE LINES—0.8%
Norwegian Cruise Line Holdings Ltd.*+	16,190	689,694
HOUSEWARES & SPECIALTIES—1.1%
Newell Brands, Inc.	18,379	964,162
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.9%
On Assignment, Inc.*	22,340	825,463
INTERNET RETAIL—3.8%
Amazon.com, Inc.*+	4,460	3,384,293
INTERNET SOFTWARE & SERVICES—11.8%
Alibaba Group Holding Ltd.#*	8,270	682,110
Alphabet, Inc., Cl. C*+	3,847	2,957,535
Criteo SA#*	10,110	446,761
Facebook, Inc., Cl. A*+	13,720	1,700,457
GrubHub, Inc.*	40,900	1,550,928
LinkedIn Corp., Cl. A*	2,160	416,297
Match Group, Inc.*	42,075	662,681
Palantir Technologies, Inc., Cl. A*,@	6,606	72,666
SPS Commerce, Inc.*	5,449	345,031
Tencent Holdings Ltd.	15,810	381,853
Yahoo! Inc.*+	32,655	1,247,094
		10,463,413
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	12,825	368,462
LIFE SCIENCES TOOLS & SERVICES—2.9%
Bio-Techne Corp.	9,745	1,095,533
Thermo Fisher Scientific, Inc.+	9,240	1,467,681
		2,563,214
MANAGED HEALTH CARE—1.5%
UnitedHealth Group, Inc.	9,445	1,352,524
MOVIES & ENTERTAINMENT—0.7%
Lions Gate Entertainment Corp.	31,727	634,223
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Anadarko Petroleum Corp.	11,570	630,912
EOG Resources, Inc.	6,265	511,851
		1,142,763

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
PACKAGED FOODS & MEATS—0.2%
Amplify Snack Brands, Inc.*	13,975	$199,283
PHARMACEUTICALS—3.0%
Allergan PLC.*	5,940	1,502,523
Bristol-Myers Squibb Co.+	15,385	1,150,952
		2,653,475
RESEARCH & CONSULTING SERVICES—1.0%
Verisk Analytics, Inc., Cl. A*	10,515	896,719
RESTAURANTS—3.4%
Shake Shack, Inc., Cl. A*+	39,050	1,562,391
Starbucks Corp.	9,525	552,926
Wingstop, Inc.+	34,630	900,380
		3,015,697
SEMICONDUCTORS—4.3%
Broadcom Ltd.+	7,104	1,150,706
Microsemi Corp.*+	13,975	545,025
NXP Semiconductors NV*+	8,525	716,867
Skyworks Solutions, Inc.	21,295	1,405,896
		3,818,494
SOFT DRINKS—2.0%
PepsiCo, Inc.+	16,210	1,765,593
SYSTEMS SOFTWARE—4.1%
Microsoft Corp.+	34,560	1,958,861
ServiceNow, Inc.*	5,985	448,396
TubeMogul, Inc.*+	110,067	1,233,851
		3,641,108
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.3%
Apple, Inc.+	27,710	2,887,659
TOBACCO—1.1%
Philip Morris International, Inc.+	9,270	929,410
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*+	19,805	716,743
TOTAL COMMON STOCKS
(Cost $65,547,741)		71,909,327
PREFERRED STOCKS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc.*,@,(a)	41,418	187,209
Tolero Pharmaceuticals, Inc.*,@,(a)	106,120	140,079
		327,288
INTERNET SOFTWARE & SERVICES—0.4%
Palantir Technologies, Inc., Cl. B*,@	26,941	296,351
Palantir Technologies, Inc., Cl. D*,@	3,510	38,610
		334,961
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	2,964	97,960
TOTAL PREFERRED STOCKS
(Cost $803,532)		760,209

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Adolor Corp., CPR, 12/31/2049*,@,(b)	49,870	$–
(Cost $–)		–
MASTER LIMITED PARTNERSHIP—1.4%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
The Blackstone Group LP.+	45,280	1,215,315
(Cost $1,225,106)		1,215,315
REAL ESTATE INVESTMENT TRUST—3.6%	SHARES	VALUE
MORTGAGE—0.6%
Blackstone Mortgage Trust, Inc., Cl. A	18,870	547,419
RESIDENTIAL—0.5%
AvalonBay Communities, Inc.+	2,465	457,627
SPECIALIZED—2.5%
Crown Castle International Corp.+	12,911	1,252,754
Lamar Advertising Co., Cl. A	13,160	893,038
		2,145,792
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,934,247)		3,150,838
PURCHASED OPTIONS—0.0%	CONTRACTS	VALUE
PUT OPTIONS—0.0%
S&P 500 Index/ Sept./2110	20	35,100
(Cost $52,646)		35,100
(Cost $52,646)		35,100
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)—28.2%	SHARES	VALUE
(Cost $24,996,042)		24,996,042
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	159,212	181,215
(Cost $159,212)		181,215
Total Investments
(Cost $95,718,526)(c)	115.5%	102,248,046
Liabilities in Excess of Other Assets	(15.5)%	(13,699,701)
NET ASSETS	100.0%	$88,548,345

+ All or a portion of this security is held as collateral for securities sold short.
* Non-income producing security.
# American Depositary Receipts.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
Adolor Corp., CPR	10/24/11	$–	0.00%	$–	–%
Intarcia Therapeutics, Inc.	03/27/14	96,004	0.14%	97,960	0.11%
JS Kred SPV I, LLC.	06/26/15	159,212	0.15%	181,215	0.20%
Palantir Technologies, Inc., Cl. A	10/07/14	42,985	0.05%	72,666	0.08%
Palantir Technologies, Inc., Cl. B	10/07/14	177,903	0.22%	296,351	0.34%
Palantir Technologies, Inc., Cl. D	10/14/14	23,176	0.03%	38,610	0.04%
Prosetta Biosciences, Inc.	02/06/15	186,381	0.25%	187,209	0.21%
Tolero Pharmaceuticals, Inc.	08/01/14	154,147	0.20%	67,463	0.08%
Tolero Pharmaceuticals, Inc.	10/31/14	165,922	0.20%	72,616	0.08%
Total				$1,014,090	1.14%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) Right - Contingent Payment Right granted December 13, 2011 and may not be sold. Right is deemed to be illiquid and represents 0.0% of the net assets of the Fund.
(c) At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $96,510,642, amounted to $5,737,404 which consisted of aggregate gross unrealized appreciation of $8,299,912 and aggregate gross unrealized depreciation of $2,562,508.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—-24.2%	SHARES	VALUE
AGRICULTURAL & FARM MACHINERY—-0.3%
Deere & Co.	(3,360)	$(261,106)
AIR FREIGHT & LOGISTICS—-0.4%
Expeditors International of Washington, Inc.	(6,795)	(335,877)
AIRLINES—-0.2%
JetBlue Airways Corp.*	(10,355)	(189,807)
APPAREL ACCESSORIES & LUXURY GOODS—-0.3%
Carter's, Inc.	(2,380)	(240,975)
APPAREL RETAIL—-0.2%
The Gap, Inc.	(8,150)	(210,188)
APPLICATION SOFTWARE—-1.4%
Citrix Systems, Inc.*	(5,620)	(500,911)
Synchronoss Technologies, Inc.*	(5,860)	(218,812)
Workday, Inc., Cl. A*	(6,210)	(517,541)
		(1,237,264)
ASSET MANAGEMENT & CUSTODY BANKS—-0.6%
Ameriprise Financial, Inc.	(2,570)	(246,309)
T. Rowe Price Group, Inc.	(3,930)	(277,812)
		(524,121)
AUTO PARTS & EQUIPMENT—-0.3%
Gentex Corp.	(16,020)	(283,073)
BIOTECHNOLOGY—-0.8%
Alkermes PLC.*	(5,090)	(253,991)
Genomic Health, Inc.*	(7,605)	(220,773)
Seattle Genetics, Inc.*	(5,010)	(240,781)
		(715,545)
BROADCASTING—-0.3%
Scripps Networks Interactive, Inc., Cl. A	(4,314)	(284,983)
BUILDING PRODUCTS—-0.3%
Lennox International, Inc.	(1,745)	(273,616)
CASINOS & GAMING—-0.7%
Wynn Resorts Ltd.	(6,125)	(599,944)
COMMUNICATIONS EQUIPMENT—-0.2%
Polycom, Inc.*	(17,090)	(211,745)
COMPUTER & ELECTRONICS RETAIL—-0.6%
Best Buy Co., Inc.	(16,345)	(549,192)
CONSUMER FINANCE—-0.3%
Capital One Financial Corp.	(3,525)	(236,457)
DATA PROCESSING & OUTSOURCED SERVICES—-0.6%
Automatic Data Processing, Inc.	(6,400)	(569,280)
DIVERSIFIED BANKS—-0.4%
SPDR S&P Regional Banking	(7,773)	(311,697)
FOOD RETAIL—-0.2%
Whole Foods Market, Inc.	(6,615)	(201,625)
GAS UTILITIES—-0.3%
National Fuel Gas Co.	(5,310)	(300,068)
HEALTH CARE DISTRIBUTORS—-0.3%
Patterson Cos., Inc.	(4,650)	(229,524)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—-1.5%
Abbott Laboratories	(7,040)	$(315,040)
Globus Medical, Inc., Cl. A*	(8,000)	(183,600)
Varian Medical Systems, Inc.*	(7,971)	(755,173)
		(1,253,813)
HEALTH CARE FACILITIES—-0.2%
Healthsouth Corp.	(4,850)	(208,792)
HEALTH CARE SERVICES—-0.4%
Express Scripts, Inc.*	(4,515)	(343,456)
HEALTH CARE TECHNOLOGY—-0.3%
Cerner Corp.*	(4,580)	(285,746)
HOTELS RESORTS & CRUISE LINES—-1.3%
Ctrip.com International Ltd.#*	(3,185)	(139,089)
Marriott International, Inc., Cl. A	(9,775)	(700,868)
Wyndham Worldwide Corporation	(3,895)	(276,623)
		(1,116,580)
HOUSEWARES & SPECIALTIES—-0.3%
Tupperware Brands Corp.	(3,775)	(236,617)
INDUSTRIAL MACHINERY—-0.2%
Nordson Corp.	(2,135)	(188,499)
INSURANCE BROKERS—-0.6%
Aon PLC.	(4,620)	(494,663)
INTEGRATED OIL & GAS—-0.5%
Exxon Mobil Corp.	(3,120)	(277,524)
Statoil ASA#	(11,545)	(183,681)
		(461,205)
INTERNET SOFTWARE & SERVICES—-1.1%
Cimpress NV*	(3,135)	(297,198)
Twitter, Inc.*	(14,245)	(237,037)
VeriSign, Inc.*	(2,220)	(192,274)
Yelp, Inc.*	(7,910)	(254,465)
		(980,974)
IT CONSULTING & OTHER SERVICES—-0.8%
Accenture PLC., Cl. A	(3,880)	(437,703)
Gartner, Inc.*	(2,975)	(298,244)
		(735,947)
LEISURE PRODUCTS—-0.4%
Hasbro, Inc.	(2,625)	(213,229)
Polaris Industries, Inc.	(1,435)	(141,706)
		(354,935)
MANAGED HEALTH CARE—-0.3%
Anthem, Inc.	(2,320)	(304,709)
MARKET INDICES—-1.2%
iShares Russell 2000 Growth	(3,115)	(453,170)
Powershares QQQ Trust Series 1	(5,535)	(637,798)
		(1,090,968)
MOTORCYCLE MANUFACTURERS—-0.2%
Harley-Davidson, Inc.	(2,740)	(145,001)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2016 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS REFINING & MARKETING—-0.2%
Phillips 66	(2,305)	$(175,318)
REGIONAL BANKS—-0.8%
Cullen/Frost Bankers, Inc.	(7,225)	(490,505)
Hancock Holding Co.	(7,140)	(206,989)
		(697,494)
RESTAURANTS—-1.4%
Brinker International, Inc.	(6,135)	(289,204)
Domino's Pizza, Inc.	(1,200)	(176,760)
Restaurant Brands International, Inc.	(5,305)	(237,293)
Texas Roadhouse, Inc.	(5,455)	(257,585)
Zoe's Kitchen, Inc.*	(8,195)	(291,250)
		(1,252,092)
SEMICONDUCTORS—-1.4%
Linear Technology Corp.	(9,135)	(548,009)
MACOM Technology Solutions Holdings, Inc.*	(4,100)	(161,991)
Qorvo, Inc.*	(2,670)	(168,824)
Taiwan Semiconductor Manufacturing Co., Ltd.#	(11,460)	(318,359)
		(1,197,183)
SPECIALTY CHEMICALS—-0.3%
The Valspar Corp.	(2,615)	(278,419)
SPECIALTY STORES—-0.4%
Sally Beauty Holdings, Inc.*	(13,535)	(396,982)
SYSTEMS SOFTWARE—-0.8%
Check Point Software Technologies Ltd.*	(6,900)	(530,472)
Oracle Corp.	(4,705)	(193,093)
		(723,565)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—-0.3%
Electronics For Imaging, Inc.*	(6,805)	(301,393)
TRADING COMPANIES & DISTRIBUTORS—-0.2%
WW Grainger, Inc.	(610)	(133,498)
TRUCKING—-0.4%
Ryder System, Inc.	(5,080)	(334,772)
TOTAL COMMON STOCKS
(Proceeds $20,172,708)		$(21,458,708)
REAL ESTATE INVESTMENT TRUST—-0.7%	SHARES	VALUE
OFFICE REITS—-0.4%
Boston Properties, Inc.	(2,040)	(289,945)
RETAIL REITS—-0.3%
Simon Property Group, Inc.	(1,255)	(284,935)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $479,619)		$(574,880)
Total (Proceeds $20,652,327)		$(22,033,588)

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short (Continued) July 31, 2016 (Unaudited)

* Non-income producing security.
# American Depositary Receipts.

See Notes to Financial Statements

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2016 (Unaudited)

COMMON STOCKS—95.9%	SHARES	VALUE
BRAZIL—8.0%
BREWERS—0.3%
Ambev SA	17,535	$101,682
DEPARTMENT STORES—0.9%
Lojas Renner SA*	32,700	274,950
DIVERSIFIED BANKS—0.6%
Banco Bradesco SA*	23,900	209,067
DIVERSIFIED REAL ESTATE ACTIVITIES—1.3%
BR Malls Participacoes SA*	98,833	428,615
INDEPENDENT POWER AND RENEWABLE ENERGY—1.0%
AES Tiete Energia SA	58,100	308,237
MANAGED HEALTH CARE—0.6%
Qualicorp SA	29,793	197,576
MULTI-LINE INSURANCE—1.2%
BB Seguridade Participacoes SA	42,400	394,175
PERSONAL PRODUCTS—1.0%
Hypermarcas SA	37,500	317,507
RAILROADS—0.8%
Rumo Logistica Operadora Multimodal SA*	134,300	253,517
STEEL—0.3%
Gerdau SA*	40,200	96,097
TOTAL BRAZIL
(Cost $2,268,872)		2,581,423
CAYMAN ISLANDS—4.0%
COMMODITY CHEMICALS—0.8%
Green Seal Holdings Ltd.	54,000	250,013
EDUCATION SERVICES—0.5%
China Maple Leaf Educational Systems Ltd.	204,000	175,061
ELECTRONIC MANUFACTURING SERVICES—0.5%
FIH Mobile Ltd.	445,000	151,650
INTERNET RETAIL—0.6%
JD.com, Inc.#*	9,545	206,649
MOVIES & ENTERTAINMENT—0.5%
IMAX China Holding, Inc.*(a)(b)	29,200	151,006
RESTAURANTS—1.1%
Gourmet Master Co., Ltd.	33,000	354,209
TOTAL CAYMAN ISLANDS
(Cost $1,163,227)		1,288,588
CHILE—1.0%
DIVERSIFIED METALS & MINING—0.5%
Antofagasta PLC	24,453	161,941
SOFT DRINKS—0.5%
Embotelladora Andina SA	43,890	173,643
TOTAL CHILE
(Cost $307,677)		335,584
CHINA—20.1%
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Li Ning Co., Ltd.*	432,000	226,207
CONSTRUCTION & ENGINEERING—1.4%
China Communications Construction Co., Ltd.	154,206	168,978

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CHINA—(CONT.)
CONSTRUCTION & ENGINEERING—(CONT.)
China State Construction International Holdings Ltd.	219,568	$294,255
		463,233
CONSTRUCTION MATERIALS—0.7%
Anhui Conch Cement Co., Ltd.	89,500	235,477
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Byd Co., Ltd.*	38,000	242,003
ELECTRONIC EQUIPMENT MANUFACTURERS—0.8%
PAX Global Technology Ltd.	293,145	243,032
HEALTH CARE FACILITIES—0.9%
Phoenix Healthcare Group Co., Ltd.	199,913	296,627
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.0%
Huaneng Renewables Corp., Ltd.	989,760	317,733
INDUSTRIAL CONGLOMERATES—0.9%
China Everbright International Ltd.	282,299	305,719
INTEGRATED OIL & GAS—1.1%
China Petroleum & Chemical Corp.	499,423	358,165
INTERNET SOFTWARE & SERVICES—6.7%
Alibaba Group Holding Ltd.#*	9,208	759,476
Tencent Holdings Ltd.	58,007	1,401,023
		2,160,499
LIFE & HEALTH INSURANCE—1.0%
Ping An Insurance Group Co., of China Ltd.	65,732	308,480
OIL & GAS EXPLORATION & PRODUCTION—0.9%
CNOOC Ltd.	237,000	285,635
REAL ESTATE DEVELOPMENT—1.1%
China Overseas Land & Investment Ltd.	103,033	339,855
WIRELESS TELECOMMUNICATION SERVICES—2.2%
China Mobile Ltd.	56,230	696,312
TOTAL CHINA
(Cost $6,068,271)		6,478,977
COLOMBIA—1.6%
CONSTRUCTION MATERIALS—0.9%
Cementos Argos SA	83,518	287,280
INTEGRATED OIL & GAS—0.7%
Ecopetrol SA#*	27,900	238,545
TOTAL COLOMBIA
(Cost $549,142)		525,825
GERMANY—0.6%
PAPER PRODUCTS—0.6%
Sappi Ltd.#*	40,314	205,076
(Cost $167,290)
HONG KONG—1.3%
LIFE & HEALTH INSURANCE—1.3%
AIA Group Ltd.	68,119	424,318
(Cost $369,513)
INDIA—11.4%
AUTO PARTS & EQUIPMENT—0.7%
Motherson Sumi Systems Ltd.*	46,374	231,864

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INDIA—(CONT.)
AUTOMOBILE MANUFACTURERS—0.8%
Maruti Suzuki India Ltd.*	3,408	$244,396
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Tata Motors Ltd.#	8,590	324,960
CONSTRUCTION MATERIALS—1.0%
Shree Cement Ltd.*	1,395	335,747
DIVERSIFIED BANKS—2.8%
Axis Bank Ltd.	41,222	339,054
HDFC Bank Ltd.	25,396	553,346
		892,400
INTERNET RETAIL—0.7%
MakeMyTrip Ltd.*	11,455	215,697
OIL & GAS REFINING & MARKETING—0.9%
Reliance Industries Ltd.*	19,253	293,819
PHARMACEUTICALS—2.6%
Aurobindo Pharma Ltd.	46,354	551,429
Sun Pharmaceutical Industries Ltd.	23,006	287,055
		838,484
TOBACCO—0.9%
ITC Ltd.*	74,221	282,783
TOTAL INDIA
(Cost $3,002,336)		3,660,150
INDONESIA—3.0%
AUTOMOBILE MANUFACTURERS—1.2%
Astra International Tbk PT	626,100	370,720
DIVERSIFIED BANKS—0.9%
Bank Rakyat Indonesia Persero Tbk., PT	344,069	303,910
HEALTH CARE FACILITIES—0.9%
Mitra Keluarga Karyasehat Tbk PT	1,544,600	299,968
TOTAL INDONESIA
(Cost $936,386)		974,598
LUXEMBOURG—1.9%
APPLICATION SOFTWARE—1.0%
Globant SA*	7,429	313,430
PACKAGED FOODS & MEATS—0.9%
Adecoagro SA*	26,200	287,152
TOTAL LUXEMBOURG
(Cost $507,192)		600,582
MALAYSIA—1.3%
BROADCASTING—0.6%
Astro Malaysia Holdings Bhd	263,800	189,566
CONSTRUCTION & ENGINEERING—0.7%
IJM Corp., Bhd	269,000	224,049
TOTAL MALAYSIA
(Cost $407,382)		413,615
MEXICO—4.1%
DIVERSIFIED BANKS—1.6%
Banregio Grupo Financiero SAB de CV	92,100	518,057

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MEXICO—(CONT.)
DIVERSIFIED REAL ESTATE ACTIVITIES—1.0%
Corp Inmobiliaria Vesta SAB de CV	217,981	$313,090
RESTAURANTS—0.5%
Alsea SAB de CV	46,400	165,845
SPECIALIZED FINANCE—1.0%
Unifin Financiera SAB de CV SOFOM ENR	123,756	326,518
TOTAL MEXICO
(Cost $1,323,238)		1,323,510
PERU—0.6%
DIVERSIFIED METALS & MINING—0.6%
Cia de Minas Buenaventura SA#*	13,555	198,581
(Cost $165,198)
PHILIPPINES—1.3%
FOOD RETAIL—0.6%
Puregold Price Club, Inc.	183,700	187,111
MULTI-SECTOR HOLDINGS—0.7%
Metro Pacific Investments Corp.	1,394,000	222,084
TOTAL PHILIPPINES
(Cost $357,310)		409,195
RUSSIA—2.0%
FOOD RETAIL—1.1%
X5 Retail Group NV*,(c)	16,301	355,595
INTERNET SOFTWARE & SERVICES—0.9%
Yandex NV*	12,752	276,081
TOTAL RUSSIA
(Cost $543,780)		631,676
SOUTH AFRICA—4.1%
CABLE & SATELLITE—2.2%
Naspers Ltd.	4,607	722,964
DIVERSIFIED BANKS—0.7%
Capitec Bank Holdings Ltd.*	4,796	212,719
PHARMACEUTICALS—1.2%
Aspen Pharmacare Holdings Ltd.	14,903	402,485
TOTAL SOUTH AFRICA
(Cost $1,101,750)		1,338,168
SOUTH KOREA—14.9%
—0.6%
Amorepacific Corp.*	539	187,845
AUTO PARTS & EQUIPMENT—1.2%
Mando Corp.	1,691	395,777
BUILDING PRODUCTS—0.8%
LG Hausys Ltd.	2,202	250,449
COMMODITY CHEMICALS—0.9%
LG Chem Ltd.	1,346	295,268
DIVERSIFIED BANKS—1.0%
KB Financial Group, Inc.	10,181	325,398
DIVERSIFIED METALS & MINING—0.5%
Korea Zinc Co., Ltd.*	364	167,127

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SOUTH KOREA—(CONT.)
HOUSEHOLD PRODUCTS—0.8%
LG Household & Health Care Ltd.*	271	$245,699
INDUSTRIAL MACHINERY—0.7%
Viatron Technologies, Inc.	9,061	223,135
INTERNET SOFTWARE & SERVICES—0.9%
NAVER Corp.	463	295,695
PACKAGED FOODS & MEATS—0.7%
CJ CheilJedang Corp.	629	222,963
PROPERTY & CASUALTY INSURANCE—1.1%
Hyundai Marine & Fire Insurance Co., Ltd.*	13,303	362,028
SEMICONDUCTOR EQUIPMENT—0.6%
Tera Semicon Co., Ltd.*	7,554	186,539
SEMICONDUCTORS—5.1%
Samsung Electronics Co., Ltd.	1,176	1,628,771
TOTAL SOUTH KOREA
(Cost $4,273,491)		4,786,694
SWITZERLAND—1.8%
IT CONSULTING & OTHER SERVICES—1.8%
Luxoft Holding, Inc.*	9,777	576,061
(Cost $431,087)
TAIWAN—9.9%
COMPUTER STORAGE & PERIPHERALS—1.2%
Primax Electronics Ltd.	267,000	367,809
DIVERSIFIED BANKS—1.1%
E.Sun Financial Holding Co., Ltd.*	605,060	339,018
ELECTRONIC EQUIPMENT MANUFACTURERS—1.8%
Chroma ATE, Inc.*	134,900	341,345
Egis Technology, Inc.*	41,000	245,731
		587,076
ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Sunny Friend Environmental Technology Co., Ltd.	70,000	334,834
SEMICONDUCTORS—2.7%
ASPEED Technology, Inc.	28,079	289,918
eMemory Technology, Inc.	22,000	222,198
Sitronix Technology Corp.*	111,000	370,125
		882,241
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.0%
Ennoconn Corp.	21,000	315,939
TEXTILES—1.1%
Eclat Textile Co., Ltd.*	32,000	359,866
TOTAL TAIWAN
(Cost $3,052,300)		3,186,783
THAILAND—2.0%
CONSTRUCTION & ENGINEERING—1.2%
Sino-Thai Engineering & Construction PCL*	500,400	375,173
OIL & GAS EXPLORATION & PRODUCTION—0.8%
PTT Exploration & Production PCL	108,000	259,185
TOTAL THAILAND
(Cost $518,735)		634,358

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
TURKEY—0.3%
DIVERSIFIED BANKS—0.3%
Turkiye Garanti Bankasi AS	42,004	$103,320
(Cost $127,946)
UNITED KINGDOM—0.7%
HEALTH CARE FACILITIES—0.7%
NMC Health PLC	14,720	215,389
(Cost $231,283)
TOTAL COMMON STOCKS
(Cost $27,873,406)		30,892,471
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
UNITED STATES—0.2%
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	43,241	49,217
(Cost $43,241)
Total Investments
(Cost $27,916,647)(d)	96.1%	30,941,688
Other Assets in Excess of Liabilities	3.9%	1,256,457
NET ASSETS	100.0%	$32,198,145

* Non-income producing security.
# American Depositary Receipts.
(a) Restricted Security - Investment in security pending registration under the Securities Act of 1933. The investment is deemed to be illiquid and may be sold only to qualified institutional buyers. Security was acquired on October 7, 2010 for a cost of
$170,613 and represents 0.5% of the net assets of the Fund.
(b)Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent 0.5% of the net assets of the
Portfolio.
(c) Global Depositary Receipts.
(d)At July 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$28,148,479, amounted to $2,793,209 which consisted of aggregate gross unrealized appreciation of $4,250,758 and aggregate gross unrealized depreciation of $1,457,549.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2016
JS Kred SPV I, LLC.	06/26/15	$43,241	0.15%	$49,217	0.15%
Total				$49,217	0.15%

See Notes to Financial Statements

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Funds II (the “Trust”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in five funds—Alger Spectra Fund, Alger Green Fund, Alger Analyst
Fund, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares,
Class I shares, Class Y shares, Class Y-2 shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I shares, Class Y shares, Class Y-2 shares and Class Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the costs of its plan of distribution, if it maintains one, and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include foreign cash U.S. dollars and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of July 31, 2016 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$996,224,599	$996,167,546	—	$57,053
Consumer Staples	419,481,745	419,481,745	—	—
Energy	117,432,307	117,432,307	—	—
Financials	52,277,345	52,277,345	—	—
Health Care	1,116,703,672	1,116,703,672	—	—
Industrials	474,583,526	474,583,526	—	—
Information Technology	2,050,067,144	2,046,235,932	—	3,831,212
Materials	46,444,389	46,444,389	—	—
Telecommunication Services	92,553,977	92,553,977	—	—
TOTAL COMMON STOCKS	$5,365,768,704	$5,361,880,439	—	$3,888,265
MASTER LIMITED PARTNERSHIP
Financials	37,589,178	37,589,178	—	—
PREFERRED STOCKS
Consumer Discretionary	1,696,982	—	—	1,696,982
Health Care	18,817,116	—	—	18,817,116
Information Technology	17,660,500	—	—	17,660,500
TOTAL PREFERRED STOCKS	$38,174,598	—	—	$38,174,598

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
REAL ESTATE INVESTMENT TRUST
Financials		94,990,874	94,990,874	—	—
SPECIAL PURPOSE VEHICLE
Financials		3,090,339	—	—	3,090,339
TOTAL INVESTMENTS IN
SECURITIES		$5,539,613,693	$5,494,460,491	—	$45,153,202
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary		41,095,410	41,095,410	—	—
Energy		33,703,155	33,703,155	—	—
Financials		6,331,060	6,331,060	—	—
Industrials		27,755,857	27,755,857	—	—
Information Technology		17,126,052	17,126,052	—	—
TOTAL COMMON STOCKS	$	126,011,534	$126,011,534	—	—

Alger Green Fund		TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary		$17,098,472	$17,097,314	—	$1,158
Consumer Staples		5,212,702	5,212,702	—	—
Financials		1,581,001	1,581,001	—	—
Health Care		7,401,864	7,401,864	—	—
Industrials		12,520,006	12,520,006	—	—
Information Technology		17,523,588	17,523,588	—	—
Materials		1,951,580	1,061,513	890,067	—
Telecommunication Services		1,158,900	1,158,900	—	—
Utilities		1,837,124	1,837,124	—	—
TOTAL COMMON STOCKS		$66,285,237	$65,394,012	$890,067	$1,158
PREFERRED STOCKS
Consumer Discretionary		32,331	—	—	32,331
TOTAL INVESTMENTS IN
SECURITIES		$66,317,568	$65,394,012	$890,067	$33,489

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Focus Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$1,621,698	$1,621,698	—	—
Consumer Staples	138,846	138,846	—	—
Health Care	1,447,032	1,447,032	—	—
Industrials	1,656,953	1,656,953	—	—
Information Technology	2,001,373	2,001,373	—	—
Materials	290,130	290,130	—	—
TOTAL COMMON STOCKS	$7,156,032	$7,156,032	—	—
MASTER LIMITED PARTNERSHIP
Financials	110,393	110,393	—	—
REAL ESTATE INVESTMENT TRUST
Financials	456,515	456,515	—	—
TOTAL INVESTMENTS IN
SECURITIES	$7,722,940	$7,722,940	—	—

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$15,341,500	$15,341,500	—	—
Consumer Staples	3,962,880	3,962,880	—	—
Energy	1,142,763	1,142,763	—	—
Financials	3,953,056	3,953,056	—	—
Health Care	15,744,736	15,744,736	—	—
Industrials	3,996,584	3,996,584	—	—
Information Technology	27,767,808	27,313,289	381,853	72,666
TOTAL COMMON STOCKS	$71,909,327	$71,454,808	$381,853	$72,666
MASTER LIMITED PARTNERSHIP
Financials	1,215,315	1,215,315	—	—
PREFERRED STOCKS
Health Care	425,248	—	—	425,248
Information Technology	334,961	—	—	334,961
TOTAL PREFERRED STOCKS	$760,209	—	—	$760,209
PURCHASED OPTIONS
	35,100	35,100	—	—
REAL ESTATE INVESTMENT TRUST
Financials	3,150,838	3,150,838	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	181,215	—	—	181,215
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED)
	24,996,042	—	24,996,042	—
TOTAL INVESTMENTS IN
SECURITIES	$102,248,046	$75,856,061	$25,377,895	$1,014,090

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Consumer Discretionary	5,670,562	5,670,562	—	—
Consumer Staples	201,625	201,625	—	—
Energy	636,523	636,523	—	—
Financials	2,264,432	2,264,432	—	—
Health Care	3,341,585	3,341,585	—	—
Industrials	1,717,175	1,717,175	—	—
Information Technology	5,957,351	5,957,351	—	—
Market Indices	1,090,968	1,090,968	—	—
Materials	278,419	278,419	—	—
Utilities	300,068	300,068	—	—
TOTAL COMMON STOCKS	$21,458,708	$21,458,708	—	—
REAL ESTATE INVESTMENT TRUST
Financials	574,880	574,880	—	—
TOTAL SECURITIES SOLD SHORT	$22,033,588	$22,033,588	—	—

Alger Emerging Markets Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
	$187,845	—	$187,845	—
Consumer Discretionary	4,609,737	1,188,101	3,421,636	—
Consumer Staples	2,174,135	1,067,095	1,107,040	—
Energy	1,435,349	238,545	1,196,804	—
Financials	6,023,052	2,189,522	3,833,530	—
Health Care	2,250,529	412,965	1,837,564	—
Industrials	2,672,112	253,517	2,418,595	—
Information Technology	7,984,823	1,925,048	6,059,775	—
Materials	2,232,607	581,958	1,650,649	—
Telecommunication Services	696,312	—	696,312	—
Utilities	625,970	308,237	317,733	—
TOTAL COMMON STOCKS	$30,892,471	$8,164,988	$22,727,483	—
SPECIAL PURPOSE VEHICLE
Financials	49,217	—	—	49,217
TOTAL INVESTMENTS IN
SECURITIES	$30,941,688	$8,164,988	$22,727,483	$49,217

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2015	$3,209,511
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	678,754
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	3,888,265
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$678,754

Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2015	$36,227,853
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	1,946,745
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	38,174,598
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$1,946,745

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Spectra Fund	Vehicle
Opening balance at November 1, 2015	$2,715,111
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	375,228
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	3,090,339
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$375,228

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Green Fund	Common Stocks
Opening balance at November 1, 2015	$1,520
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(362)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	1,158
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(362)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Green Fund	Preferred Stocks
Opening balance at November 1, 2015	$42,434
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(10,103)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	32,331
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(10,103)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2015	$59,454
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	13,212
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	72,666
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$13,212

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2015	$892,192
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(131,983)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	760,209
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$(131,983)

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2015	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Dynamic Opportunities Fund	Vehicle
Opening balance at November 1, 2015	$159,212
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	22,003
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	181,215
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$22,003

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Emerging Markets Fund	Vehicle
Opening balance at November 1, 2015	$43,241
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	5,976
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at July 31, 2016	49,217
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 7/31/2016	$5,976

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable
	July 31, 2016	Methodology	Input	Range
Alger Spectra Fund
Common Stocks	$57.053	Income	Discount Rate	40%
		Approach
Common Stocks	3,831,212	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	1,696,982	Income	Discount Rate	40%
		Approach
Preferred Stocks	18,817,116	Discounted Cash	Discount Rate	20.0-28.0%
		Flow
Preferred Stocks	17,660,500	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Special Purpose Vehicle	2,715,111	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)
Alger Green Fund
Common Stocks	$1,158	Income	Discount Rate	40%
		Approach
Preferred Stocks	$32,331	Income	Discount Rate	40%
		Approach
Alger Dynamic Opportunities Fund
Common Stocks	$72,666	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	161,018	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	285,169	Liquidation	Discount Rate	20-28%
		Analysis
Preferred Stocks	140,079	Discounted Cash	Discount Rate	20.7%
		Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Rights	0	Cost Approach
Special Purpose Vehicle	181,215	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)
Alger Emerging Markets Fund

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Special Purpose Vehicle	$49,217	Performance	Market Multiple	4.38x-4.88x
Multiple
Methodology
(xRevenue)

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2016 there were no transfers of securities between Level 1, Level 2 and Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2016, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Spectra Fund	$34,301,944	$—	$34,301,944	—
Alger Green Fund	2,160,551	—	2,160,551	—
Alger Dynamic Opportunities Fund	1,358,261	—	1,358,261	—
Alger Emerging Markets Fund	1,124,837	288,454	836,383	—
Alger Mid Cap Focus Fund	736,208	—	736,208	—
Total	$39,681,801	$288,454	$39,393,347	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended July 31, 2016, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

	ASSET DERIVATIVES 2016		LIABILITY DERIVATIVES 2016
Alger Dynamic Opportunities Fund
Derivatives not accounted	Balance Sheet		Balance Sheet
for as hedging instruments	Location	Fair Value	Location	Fair Value
	Investments in		-	$ -
Purchased Put Options	Securities, at value	$35,100
Total		$35,100	-	$ -

For the three months ended July 31, 2016, Alger Dynamic Opportunities Fund had option purchases of $122,741 and option sales of $45,916. The effect of derivative instruments on the accompanying Statement of Operations for the three months ended July 31, 2016, is as follows

NET REALIZED LOSS ON INVESTMENTS AND OPTIONS
Alger Dynamic Opportunities Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(87,987)
Total	$(87,987)
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS, OPTIONS
Alger Dynamic Opportunities Fund
Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(43,514)
Written Options	—
Total	$(43,514)

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or affiliates owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2016. Purchase and sale transactions and dividend income earned during the year were as follows:

	Shares at					Value at
	October 31,			Shares at	Dividend	July 31, 2016
Security	2015	Additions	Reductions	July 31, 2016	Income
Alger Spectra Fund
Common Stocks
Choicestream Inc.*	178,292	—	—	178,292	—	$57,053

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Preferred Stocks
	Choicestream, Inc.	5,303,067	—	—	5,303,067	—	$1,696,982
	Class A & Class B*
	Prosetta Biosciences,	2,912,012	—	—	2,912,012	—	$13,162,294
	Inc.*

Alger Green Fund
	Common Stocks
	Choicestream Inc.*	3,619	—	—	3,619	—	$1,158
	Preferred Stocks
	Choicestream, Inc.	101,034	—	—	101,034	—	$32,331
	Class A & Class B*
Alger Dynamic Opportunities Fund
	Preferred Stocks
	Prosetta Biosciences,	41,418	—	—	41,418	—	$187,209
	Inc.*
	Tolero Pharmaceuticals,	106,120	—	—	106,120	—	$140,079
	Inc.*

*	Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By /s/Hal Liebes

Hal Liebes

President

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: September 28, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 28, 2016